Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares Options	Dec. 31, 2017 EUR (€) shares Options	Dec. 31, 2016 EUR (€) shares Options
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options	(796,944)	(1,589,335)	(2,223,574)
Share Option Schemes Excluding Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Outstanding at beginning of year | shares	1,441,779	2,997,495	8,620,690
Number of options, Exercised | shares	(634,994)	(1,462,863)	(2,102,332)
Number of options, Lapsed | shares	(6,015)	(92,853)	(3,520,863)
Number of options, Outstanding at end of year | shares	800,770	1,441,779	2,997,495
Number of options, Exercisable at end of year | shares	800,770	1,441,779	2,997,495
Weighted average exercise price, Outstanding at beginning of year | €	€ 17.96	€ 21.51	€ 21.14
Weighted average exercise price, Exercised | €	19.82	24.85	22.04
Lapsed | €	17.36	24.14	20.27
Weighted average exercise price, Outstanding at end of year | €	16.48	17.96	21.51
Weighted average exercise price, Exercisable at end of year | €	€ 16.48	€ 17.96	€ 21.51